Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Short-term lease expenses	$ 16	$ 17
Operating lease expenses	148	162
Right-of-use asset	454	450
Operating lease liabilities	$ 453	$ 449
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Leased assets obtained in exchange for operating lease obligations	$ 131	$ 117
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 148	$ 162
Weighted average remaining lease term	6 years 7 months 6 days	6 years 10 months 24 days
Weighted average discount rate	3.00%	3.40%
Depreciation expense on equipment operating leases	$ 266	$ 250	$ 256
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years